Share-Based Compensation Plan - Additional Information (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares share	Dec. 31, 2020 CAD ($) shares share	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ 11,130,000	$ 9,469,000
Cash compensation expense related to share awards	$ 4,700,000	$ 2,300,000
Number of other equity instruments outstanding in share-based payment arrangement | shares	9,474	8,210	6,936
Granted (in shares) | shares	4,067	5,492
Current derivative financial liabilities	$ 134,020,000	$ 26,792,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	200.00%
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 1.33	$ 1.50
Number of other equity instruments outstanding in share-based payment arrangement | share	6,400,000	2,600,000
Granted (in shares) | share	5,000,000	2,900,000
Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 1.29
Number of other equity instruments outstanding in share-based payment arrangement | share	800,000
Granted (in shares) | share	900,000
Incentive Award Plan And DSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current derivative financial assets	$ 6,500,000
Current derivative financial liabilities		$ 1,100,000
Current derivative financial assets, realized portion of swap	$ 10,700,000
Current derivative financial liabilities, realized portion of swap		1,200,000
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	1
Weighted average fair value of share awards (in cad per share)	$ 1.31	$ 1.48
Number of other equity instruments outstanding in share-based payment arrangement | shares	2,093	4,122	3,801
Granted (in shares) | shares	0	2,239
Performance awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	7,381	4,088	3,135
Granted (in shares) | shares	4,067	3,253
Performance awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	0
Performance awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	2